UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  October 19, 2013 to November 18, 2013

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On November 18, 2013 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 19, 2013 to November 18, 2013. The Depositor filed its most recent Form ABS-15G on November 13, 2013. The CIK number for the Depositor is 0001013611.

  Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan (loan #1 on Annex A-1 to the Prospectus Supplement filed on September 26, 2011) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. There are no current updates to the net operating income at this time.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan (loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II mortgage loan (loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Updated financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet St, N.E.
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             September 30, 2013
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     4,008,015
  3  Total interest expense                                      322,914
  4  Net interest income                                       3,685,101
  5  Provision for loan and lease losses                         447,871
  6  Total noninterest income                                  1,935,571
  7  Fiduciary activities                                        212,338
  8  Service charges on deposit accounts                         492,387
  9  Trading account gains & fees                                 60,932
  10 Additional noninterest income                             1,169,914
  11 Total noninterest expense                                 4,328,163
  12 Salaries and employee benefits                            1,835,317
  13 Premises and equipment expense                              395,184
  14 Additional noninterest expense                            2,097,662
  15 Pre-tax net operating income                                844,638
  16 Securities gains (losses)                                      -400
  17 Applicable income taxes                                      45,348
  18 Income before extraordinary items                           798,890
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             789,826
  21 Net income attributable to noncontrolling interests           9,064
  22 Net income attributable to bank and                         798,890
     noncontrolling interests
  23 Net charge-offs                                             550,709
  24 Cash dividends                                              200,000
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        799,270



  SunTrust Bank
  303 Peachtreet St, N.E.
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
  Assets and Liabilities                                     September 30, 2013

  1  Total employees (full-time equivalent)                       24,457
  2  Total assets                                            167,525,054
  3  Cash and due from depository institutions                 3,010,005
  4  Interest-bearing balances                                   996,866
  5  Securities                                               21,623,979
  6  Federal funds sold & reverse repurchase agreements          191,346
  7  Net loans & leases                                      124,636,455
  8  Loan loss allowance                                       2,070,232
  9  Trading account assets                                    3,682,198
  10 Bank premises and fixed assets                            1,325,608
  11 Other real estate owned                                     386,568
  12 Goodwill and other intangibles                            7,142,299
  13 All other assets                                          5,526,596
  14 Total liabilities and capital                           167,525,054
  15 Total liabilities                                       146,202,138
  16 Total deposits                                          131,670,970
  17 Interest-bearing deposits                                95,561,208
  18 Deposits held in domestic offices                       131,670,970
  19 % insured                                                    64.66%
  20 Federal funds purchased & repurchase agreements           1,487,785
  21 Trading liabilities                                         588,623
  22 Other borrowed funds                                      7,871,722
  23 Subordinated debt                                         1,809,382
  24 All other liabilities                                     2,773,656
  25 Total equity capital                                     21,322,916
  26 Total bank equity capital                                21,217,700
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,377,840
  30 Undivided profits                                         7,818,260
  31 Noncontrolling interests in consolidated subsidiaries       105,216

     Memoranda:

  32 Noncurrent loans and leases                               2,256,565
  33 Noncurrent loans that are wholly or partially             1,108,835
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       605,395
  35 Earning assets                                          149,972,910
  36 Long-term assets (5+ years)                              51,040,426
  37 Average Assets, year-to-date                            167,858,463
  38 Average Assets, quarterly                               167,313,439
  39 Total risk weighted assets                              141,491,423
  40 Adjusted average assets for leverage capital            162,107,576
     purposes
  41 Life insurance assets                                       694,424
  42 General account life insurance assets                       388,152
  43 Separate account life insurance assets                      146,872
  44 Hybrid life insurance assets                                159,400
  45 Volatile liabilities                                      5,658,974
  46 Insider loans                                                39,979
  47 FHLB advances                                             5,468,286
  48 Loans and leases held for sale                            2,147,363
  49 Unused loan commitments                                  54,347,282
  50 Tier 1 (core) risk-based capital                         15,749,205
  51 Tier 2 risk-based capital                                 2,745,538
  52 Total unused commitments                                 54,347,282
  53 Derivatives                                             238,443,044


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: December 2, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2013 distribution.